Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill beginning balance	$ 834,416	$ 841,522
Goodwill Impaired due to Wireless Restructuring		(2,270)
Effect of Foreign Currency Translation	817	(4,836)
Goodwill ending balance	$ 835,233	$ 834,416